SCHEDULE OF INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss before income taxes	$ 13,877,473	$ 23,611,810	$ 27,654,364
Canadian statutory rates	27.00%	27.00%	27.00%
Expected income tax recovery	$ 3,725,300	$ 6,330,400	$ 7,338,900
Impact of different foreign statutory tax rates
Non-deductible items	(99,400)	(509,800)	(1,214,400)
Share issue costs	779,600	773,400	1,400
Adjustments to prior years provision versus statutory tax returns	258,200	(87,600)	(742,400)
Differences between prior year provision and final tax return		(153,400)	867,500
Change in deferred tax asset not recognized	(4,663,700)	(6,353,000)	(6,251,000)
Income tax